Property and Equipment	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
Property and Equipment
11.	PROPERTY AND EQUIPMENT

Property and equipment and its related accumulated depreciation as of December 31, 2011 and 2012 are as follows:

	December 31, 2011	December 31, 2012
	RMB	RMB
Computer equipment	422,983	378,837
Leasehold improvements	22,757	38,329
Furniture and fixtures	29,493	30,505
Motor vehicles	10,500	5,958
Less: Accumulated depreciation	(255,258)	(264,561)
Net book value	230,475	189,068

Depreciation expense for the years ended December 31, 2010, 2011 and 2012 was approximately RMB57,017, RMB74,439 and RMB82,897, respectively.